Carillon Life Account was established as a separate account and is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Subaccounts of this separate account currently invest in ten designated portfolios of four series-type mutual funds as follows:


(1) Carillon Fund, Inc., a mutual fund consisting of four separate investment portfolios: Equity Portfolio, Bond Portfolio, Capital Portfolio and S&P 500 Index Portfolio;
(2) the MFS Growth With Income Series and MFS High Income Series of MFS Variable Insurance Trust;
(3) the Capital Growth Portfolio, International Portfolio and Money Market Portfolio of Scudder Variable Life Investment Fund; and
(4) the TCI Growth Portfolio of TCI Portfolios, Inc.

FOR THIS N-30D FILING FOR CARILLON ACCOUNT, PLEASE REFER TO THE
FOLLOWING EDGAR FILINGS:

Accession #: 0000743773-97-000004
Date: 2/28/97
File #: 811-4000
CIK No.  743773
Company: Carillon Fund, Inc.

Accession #: 0000950156-97-000255
Date: 3/3/97
File #: 811-8326
CIK No.    918571
Company: Growth with Income Portfolio of MFS Variable Insurance
Trust

Accession #: 0000950156-97-000281
Date: 3/5/97
File #: 811-8326
CIK No.    918571
Company: High Income Portfolio of MFS Variable Insurance Trust

Accession #: 000053192-97-000005
Date: 2/18/97
File # 811-04257
CIK No.  764797
Company: Scudder Variable Life Investment Fund

Accession #: 0000814680-97-000001
File # 31-14567
CIK No. 814680
Company: TCI Portfolios, Inc.